Note to Consolidated Statement of Cash Flows	12 Months Ended
Dec. 31, 2022
Statement of cash flows [abstract]
Note to Consolidated Statement of Cash Flows	NOTE TO CONSOLIDATED STATEMENT OF CASH FLOWS
Cash (used in)/generated from operations is as follows:

	Year ended December 31,
	2022	2021	2020
	US$ in millions
Loss before income tax	$(1,588)	$(1,045)	$(1,507)
Adjustments for:
Interest income	(19)	(2)	(11)
Interest and other finance costs	420	350	261
Depreciation and amortization	750	733	684
Amortization of deferred financing costs	24	23	17
Amortization of deferred rent	12	10	9
Amortization of other assets	3	3	3
Loss on disposal of property and equipment, investment properties and intangible assets	2	8	39
Loss on early retirement of debt	—	137	—
Provision for expected credit losses, net	4	3	52
Equity-settled share-based compensation expense, net of amounts capitalized	5	5	9
Fair value loss /(gain) on derivative financial instruments	1	(1)	—
Net foreign exchange (gains)/losses	(5)	36	(18)
Changes in working capital:
Other assets	8	3	—
Inventories	(4)	—	2
Trade and other receivables and prepayments	26	(11)	216
Trade and other payables	(105)	(159)	(567)
Cash (used in)/generated from operations	$(466)	$93	$(811)